Offsets	Oct. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Orchid Island Capital, Inc.
Form or Filing Type	S-3
File Number	333-269339
Initial Filing Date	Jan. 20, 2023
Fee Offset Claimed	$ 582.53
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock
Unsold Securities Associated with Fee Offset Claimed | shares	569,071
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 4,225,352.18
Termination / Withdrawal Statement	The Registrant previously registered 569,071 shares of common stock in a secondary offering pursuant to the Registration Statement on Form S-3 (No. 333-269339) filed with the SEC on January 20, 2023 and declared effective on January 27, 2023 (the "2023 Registration Statement") with an aggregate offering price not to exceed $6,771,944.90, all of which remain unsold (the "Unsold Secondary Shares"). Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies $582.53 of the $746.27 registration fee previously paid in connection with the 2023 Registration Statement with respect to the Unsold Secondary Shares to offset the filing fee payable in connection with the registration of the shares of common stock for resale by the selling stockholders named in the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Secondary Shares under the 2023 Registration Statement will be terminated concurrently with the filing of this Registration Statement. Pursuant to Rule 457(c) under the Securities Act, and solely for the purpose of calculating the registration fee, the proposed maximum offering price per share is the average of the high and low prices reported for the Registrant's common stock quoted on the New York Stock Exchange on October 20, 2025.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Orchid Island Capital, Inc.
Form or Filing Type	S-3
File Number	333-269339
Filing Date	Jan. 20, 2023
Fee Paid with Fee Offset Source	$ 746.27
Offset Note	The Registrant previously registered 569,071 shares of common stock in a secondary offering pursuant to the Registration Statement on Form S-3 (No. 333-269339) filed with the SEC on January 20, 2023 and declared effective on January 27, 2023 (the "2023 Registration Statement") with an aggregate offering price not to exceed $6,771,944.90, all of which remain unsold (the "Unsold Secondary Shares"). Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby applies $582.53 of the $746.27 registration fee previously paid in connection with the 2023 Registration Statement with respect to the Unsold Secondary Shares to offset the filing fee payable in connection with the registration of the shares of common stock for resale by the selling stockholders named in the Registration Statement. Pursuant to Rule 457(p) under the Securities Act, the offering of the Unsold Secondary Shares under the 2023 Registration Statement will be terminated concurrently with the filing of this Registration Statement.